Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
Common Stocks - 97.70%

Aerospace & Defense - 1.08%
Innovative Solutions & Support, Inc. (a)	59,940	$ 748,651
Vectrus, Inc. (a)	27,802	$ 1,615,018
		2,363,669

Automobile Components - 1.7%
Phinia, Inc.	65,070	3,740,224
		3,740,224

Banks - 0.64%
Bridgewater Bancshares (a)	79,720	1,403,072
		1,403,072

Biotechnology - 0.11%
Grail (a)	4,000	236,520
		236,520

Building Products - 5.57%
Fortune Brands Innovations, Inc.	78,363	4,183,801
Gibraltar Industries, Inc. (a)	44,671	2,805,339
Insteel Industries, Inc.	51,001	1,955,378
Masterbrand, Inc. (a)	250,003	3,292,540
		12,237,057

Capital Markets - 3.07%
Houlihan Lokey, Inc. Class A	14,316	2,939,361
Perella Weinberg Partners	84,355	1,798,449
Raymond James Financial, Inc.	11,683	2,016,486
		6,754,296

Chemicals - 1.97%
Amer Vanguard (a)	33,345	191,400
DuPont de Nemours, Inc.	33,890	2,640,031
Ingevity Corp.	27,320	1,507,791
		4,339,222

Commercial Services & Supplies - 3.1%
HNI Corp.	57,840	2,709,804
Pursuit Attractions & Hospitality, Inc. (a)	60,830	2,200,829
RB Global, Inc.	17,570	1,903,885
		6,814,519

Communications Equipment - 0.81%
Clearfield	51,740	1,778,821
		1,778,821

Consumer Finance - 1.18%
EZCORP, Inc. (a)	72,970	1,389,349
PROG Holdings, Inc.	37,280	1,206,381
		2,595,730

Containers & Packaging - 0.92%
Titan America SA	58,360	871,898
Trimis Corp.	29,840	1,153,018
		2,024,916

Construction & Engineering - 7.55%
Amrize Ltd. (a)	65,450	3,176,289
APi Group Corp. (a) (c)	92,396	3,175,633
Arcosa, Inc.	26,949	2,525,391
Centuri Holdings, Inc. (a)	41,044	868,901
Everus Construction Group, Inc. (a)	64,141	5,500,091
Orion Group Holdings, Inc. (a)	160,949	1,339,096
		16,585,401

Diversified Consumer Services - 1.21%
Frontdoor, Inc. (a)	39,680	2,670,067
		2,670,067

Diversified Financial Services - 0.69%
Jackson Financial, Inc.	14,959	1,514,300
		1,514,300

Diversified Telecommunication Services, - 2.49%
GCI Liberty, Inc. Class A (a)	16,815	631,487
GCI Liberty, Inc. (a)	129,990	4,844,727
		5,476,215

Electronic Equipment, Instruments & Components - 7.23%
Crane NXT Co.	106,061	7,113,511
Ralliant Corp.	105,593	4,617,582
Vontier Corp.	98,950	4,152,932
		15,884,025

Energy Equipment & Services - 1.8%
NPK International, Inc. (a)	349,010	3,947,303
		3,947,303

Entertainment - 2.34%
Atlanta Braves Holdings, Inc. (a)	63,925	2,658,641
Lionsgate Studios Corp. (a)	121,120	835,728
Sphere Entertainment Co. (a)	9,430	585,792
Starz Entertainment Corp. (a)	72,841	1,072,948
		5,153,108

Equity Real Estate Investment Trusts - 2.84%
CTO Realty Growth, Inc.	17,910	291,933
Postal Realty Trust, Inc.	60,028	941,839
PotlatchDeltic Corp.	122,664	4,998,558
		6,232,330

Financial Services - 0.48%
Paysafe Ltd. (a)	81,320	1,050,654
		1,050,654

Food Products - 3.60%
Calavo Growers, Inc.	95,197	2,450,371
Lamb Weston Holdings, Inc.	9,930	576,734
Nomad Foods Ltd. (a)	47,489	624,480
Smithfield Foods, Inc.	93,544	2,196,413
		5,847,999

Gas Utilities - 3.80%
UGI Corp.	178,890	5,949,881
RGC Resources, Inc.	35,481	796,194
		6,746,075

Health Care Equipment & Supplies - 1.50%
Embecta Corp.	102,790	1,450,367
Enovis Corp. (a)	27,061	821,031
Teleflex, Inc.	4,200	513,912
		2,785,310

Health Care Providers & Services - 1.69%
Encompass Health Corp.	18,060	$ 2,293,981
Talkspace, Inc. (a)	241,940	667,754
The Pennant Group, Inc. (a)	30,242	762,703
		3,724,439

Hotels, Restaurants, & Leisure - 4.27%
Aramark	150,900	5,794,560
Papa Johns International, Inc. (a)	26,288	1,265,767
Travel N Leisure Co.	11,602	690,203
Wyndham Hotels & Resorts, Inc.	20,421	1,631,638
		9,382,168

Household Products - 0.52%
Energizer Holdings, Inc.	45,671	1,136,751
		1,136,751

Household Durables - 0.55%
Cavco Industries, Inc. (a)	2,086	1,211,403
		1,211,403

IT Services - 1.64%
Kyndryl Holding, Inc. (a)	120,100	3,606,603
		3,606,603

Interactive Media & Services - 1.9%
Angi, Inc. (a)	256,646	4,173,064
		4,173,064

Insurance - 0.70%
F&G Annuities & Life, Inc.	63,631	1,989,741
		1,989,741

Machinery - 9.24%
Aebi Schmidt Holding AG	365,926	4,563,097
Atmus Filtration Technologies, Inc.	115,610	5,212,855
Crane Co.	19,257	3,545,984
ESAB Corp.	1	112
Fortive Corp.	22,880	1,120,891
FreightCar America, Inc. (a)	134,981	1,320,114
Mayville Engineering Co., Inc. (a)	74,190	1,020,854
Middleby Corp. (a)	10,920	1,451,596
Pentair Plc.	18,690	2,070,104
		20,305,608

Metals & Mining - 1.1%
Vox Royalty Corp.	66,976	287,997
Sandstorm Gold Ltd.	170,600	2,135,912
		2,423,909

Media - 0.19%
National CineMedia, Inc. (a)	92,016	414,992
		414,992

Multi-Utilities - 1.13%
MDU Resources Group, Inc.	138,966	2,474,984
		2,474,984

Oil, Gas & Consumable Fuels - 2.11%
DT Midstream, Inc.	19,766	2,234,744
Nacco Industries, Inc.	11,052	465,952
Viper Energy, Inc.	39,645	1,515,232
Vitesse Energy, Inc.	18,636	432,914
		4,648,842

Real Estate Management & Development - 2.49%
Seaport Entertainment Group, Inc. (a)	30,330	695,164
Howard Hughes Holdings, Inc. (a)	58,078	4,772,269
		5,467,433

Paper & Forest Products - 0.44%
Magnera Corp. (a)	82,119	962,435
		962,435

Professional Services - 3.21%
Amentum Holdings, Inc. (a)	68,750	1,646,562
Conduent, Inc. (a)	417,020	1,167,656
Resolute Holdings Management, Inc. (a)	8,695	627,344
RCM Technologies, Inc. (a)	37,760	1,002,528
Jacobs Solutions, Inc.	17,430	2,612,060
		7,056,151

Software - 0.48%
NCR Voyix Corp. (a)	83,560	1,048,678
		1,048,678

Specialty REITs - 4.19%
DiamondRock Hospitality Co.	201,040	1,600,278
Millrose Properties, Inc. (a)	95,860	3,221,855
Rayonier, Inc.	165,213	4,384,754
		9,206,887

Specialty Retail - 1.24%
Monro, Inc.	152,174	2,734,567
		2,734,567

Technology Harware, Storage & Peripheral - 1.48%
CompoSecure, Inc. (a)	125,633	2,615,679
Diebold Nixdorf, Inc. (a)	10,993	626,931
		3,242,610

Textiles, Apparel & Luxury Goods - 0.94%
Wolverine World Wide, Inc.	75,177	2,062,857
		2,062,857

Thrifts & Mortgage Finance - 0.61%
Federal Agricultural Mortgage Corp.	7,925	$ 1,331,242
		1,331,242

Trading Companies & Distributors - 0.35%
Distribution Solutions Group, Inc. (a)	25,415	764,483
		764,483

Utilities - 1.95%
NorthWestern Energy Group, Inc.	73,300	4,296,113
		4,296,113

TOTAL COMMON STOCKS (Cost $168,350,818)		211,846,790

Money Market Funds - 3.13%
Federated Hermes Government Obligations Fund - Institutional Class 3.98% (b)	6,889,291	6,889,291
		6,889,291

TOTAL MONEY MARKET FUNDS (Cost $6,889,291)		6,889,291

TOTAL INVESTMENTS (Cost $175,240,109) - 99.51%		218,736,081

Other Assets In Excess of Liabilities - 0.07%		1,078,258

TOTAL NET ASSETS - 100.00%		219,814,339

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2025.
(c) ADR - American Depository Receipt